Pioneer Intrinsic Value Fund
Schedule of Investments  |  December 31, 2024

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  12/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.9%
	Common Stocks — 99.4% of Net Assets
	Air Freight & Logistics — 5.0%
489	Deutsche Post AG (A.D.R.)	$ 17,066
647	United Parcel Service, Inc., Class B	81,587
	Total Air Freight & Logistics	$98,653

	Automobiles — 1.4%
2,769	Ford Motor Co.	$ 27,413
	Total Automobiles	$27,413

	Banks — 12.7%
1,674	Bank of America Corp.	$ 73,572
526	Citizens Financial Group, Inc.	23,018
307	Comerica, Inc.	18,988
1,315	Truist Financial Corp.	57,045
1,126	Wells Fargo & Co.	79,090
	Total Banks	$251,713

	Beverages — 1.5%
503	Molson Coors Beverage Co., Class B	$ 28,832
	Total Beverages	$28,832

	Biotechnology — 0.6%
82(a)	Biogen, Inc.	$ 12,539
	Total Biotechnology	$12,539

	Broadline Retail — 2.6%
48	Dillard's, Inc., Class A	$ 20,724
512	eBay, Inc.	31,718
	Total Broadline Retail	$52,442

	Capital Markets — 11.6%
463	Morgan Stanley	$ 58,208
446	Northern Trust Corp.	45,715
257	Raymond James Financial, Inc.	39,920
674	State Street Corp.	66,153
176	T Rowe Price Group, Inc.	19,904
	Total Capital Markets	$229,900

	Chemicals — 4.0%
665	LyondellBasell Industries NV, Class A	$ 49,389
1,196	Mosaic Co.	29,398
	Total Chemicals	$78,787

1Pioneer Intrinsic Value Fund | 12/31/24

Shares		Value
	Communications Equipment — 2.9%
979	Cisco Systems, Inc.	$ 57,957
	Total Communications Equipment	$57,957

	Consumer Staples Distribution & Retail — 2.6%
387	Target Corp.	$ 52,315
	Total Consumer Staples Distribution & Retail	$52,315

	Distributors — 1.8%
299	Genuine Parts Co.	$ 34,911
	Total Distributors	$34,911

	Diversified Telecommunication Services — 2.0%
1,004	Verizon Communications, Inc.	$ 40,150
	Total Diversified Telecommunication Services	$40,150

	Electric Utilities — 4.1%
305	Duke Energy Corp.	$ 32,861
845	Eversource Energy	48,528
	Total Electric Utilities	$81,389

	Energy Equipment & Services — 0.5%
334	Halliburton Co.	$ 9,081
	Total Energy Equipment & Services	$9,081

	Financial Services — 0.7%
470	Corebridge Financial, Inc.	$ 14,067
	Total Financial Services	$14,067

	Food Products — 1.7%
785	The Campbell’s Co.	$ 32,876
	Total Food Products	$32,876

	Health Care Equipment & Supplies — 3.5%
557	Medtronic Plc	$ 44,493
242	Zimmer Biomet Holdings, Inc.	25,563
	Total Health Care Equipment & Supplies	$70,056

	Health Care Providers & Services — 1.7%
49	Cigna Group	$ 13,531
128	Quest Diagnostics, Inc.	19,310
	Total Health Care Providers & Services	$32,841

	Hotel & Resort REITs — 1.2%
1,384	Host Hotels & Resorts, Inc.	$ 24,248
	Total Hotel & Resort REITs	$24,248

Pioneer Intrinsic Value Fund | 12/31/242

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 1.2%
123(a)	Expedia Group, Inc.	$ 22,919
	Total Hotels, Restaurants & Leisure	$22,919

	Household Durables — 0.5%
80	Whirlpool Corp.	$ 9,158
	Total Household Durables	$9,158

	Industrial Conglomerates — 3.0%
465	3M Co.	$ 60,027
	Total Industrial Conglomerates	$60,027

	Insurance — 4.8%
833	American International Group, Inc.	$ 60,642
55	Chubb, Ltd.	15,197
170	Prudential Financial, Inc.	20,150
	Total Insurance	$95,989

	IT Services — 3.3%
302	International Business Machines Corp.	$ 66,389
	Total IT Services	$66,389

	Machinery — 3.5%
113	AGCO Corp.	$ 10,563
67	Deere & Co.	28,388
296	PACCAR, Inc.	30,790
	Total Machinery	$69,741

	Media — 2.0%
1,050	Comcast Corp., Class A	$ 39,407
	Total Media	$39,407

	Metals & Mining — 0.7%
373	Newmont Corp.	$ 13,883
	Total Metals & Mining	$13,883

	Oil, Gas & Consumable Fuels — 10.1%
464	ConocoPhillips	$ 46,015
2,128	Coterra Energy, Inc.	54,349
661	Exxon Mobil Corp.	71,104
528	Range Resources Corp.	18,997
75	Valero Energy Corp.	9,194
	Total Oil, Gas & Consumable Fuels	$199,659

	Pharmaceuticals — 7.2%
696	Bristol-Myers Squibb Co.	$ 39,366
3Pioneer Intrinsic Value Fund | 12/31/24

Shares		Value
	Pharmaceuticals — (continued)
418	Johnson & Johnson	$ 60,451
898	Sanofi S.A. (A.D.R.)	43,310
	Total Pharmaceuticals	$143,127

	Semiconductors & Semiconductor Equipment — 1.0%
299(a)	ON Semiconductor Corp.	$ 18,852
	Total Semiconductors & Semiconductor Equipment	$18,852

	Total Common Stocks (Cost $1,789,994)	$1,969,321

	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
29,535(b)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 29,535
		$29,535

	TOTAL SHORT TERM INVESTMENTS (Cost $29,535)	$29,535

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.9% (Cost $1,819,529)	$1,998,856
	OTHER ASSETS AND LIABILITIES — (0.9)%	$(17,152)
	net assets — 100.0%	$1,981,704

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
Pioneer Intrinsic Value Fund | 12/31/244

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,969,321	$—	$—	$1,969,321
Open-End Fund	29,535	—	—	29,535
Total Investments in Securities	$1,998,856	$—	$—	$1,998,856
During the period ended December 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Intrinsic Value Fund | 12/31/24